Taxation - Movement of Valuation Allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
At beginning of year	¥ 2,906	¥ 49,877	¥ 23,914
Current year additions	18,688	1,037	26,279
Current year reversals	(56)	(48,008)	(316)
At end of year	¥ 21,538	¥ 2,906	¥ 49,877